Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Equity-settled employee benefits reserve
Schedule of reserves

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	65,703	70,459	64,540
Arising on share-based payments	17,495	13,838	18,088
Transfer to share premium	(18,220)	(18,594)	(12,169)
Balance at end of year	64,978	65,703	70,459

Foreign currency translation reserve
Schedule of reserves

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	(22,087)	(3,956)	4,229
Exchange differences arising on translating the foreign operations	21,590	(18,131)	(8,185)
Balance at end of year	(497)	(22,087)	(3,956)

Change in value of available-for-sale financial assets
Schedule of reserves

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	1,245	447	—
Change in value of available-for-sale financial assets during this year	(2,356)	798	447
Balance at end of year	(1,111)	1,245	447

Convertible bonds equity reserve
Schedule of reserves

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	81,678	29,564	29,564
Recognition of the equity component of convertible bonds	—	52,935	—
Conversion options exercised during the year	(29,625)	(821)	—
Balance at end of year	52,053	81,678	29,564

Defined benefit plan reserve
Schedule of reserves

	12/31/17	12/31/16
	USD’000	USD’000
Balance at beginning of year	1,520	—
Actuarial gains or losses on defined benefit plan	(436)	1,520
Balance at end of year	1,084	1,520

Cash flow hedges
Schedule of reserves

	12/31/17	12/31/16
	USD’000	USD’000
Balance at beginning of year	(34,627)	—
Gain (loss) recognized during this year	35,143	(34,627)
Balance at end of year	516	(34,627)

Share of other comprehensive income of joint ventures accounted for using equity method
Schedule of reserves

12/31/17
USD’000
Balance at beginning of year	—
Change in share of other comprehensive income of joint ventures accounted for using the equity method	17,646
Balance at end of year	17,646